Related Party Transactions - Schedule of Related Parties (Detail)	12 Months Ended
Dec. 31, 2020
Long-Spring Education Group [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The Parent
Zhang Shaowei [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Founder, Chairman and chief executive officer of the Company
Wu Yu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Mr. Zhang’s immediate family member
Zhang Shaodong [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Mr. Zhang’s immediate family member
Liu Kai [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Vice president of the Group
Xu Ruzheng [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Vice president of the Group
Sang Haiyong [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Vice president of the Group
Yunnan Long-Spring Education Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*
Suzhou Long-Spring Education Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*
Yunnan Huayiweiming Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*
Xi'an Long-Spring Education Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*
Shanghai Long-Spring Education Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*
Beijing Hengzhong Education Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*
Kunming Chenggong Times Giant Tutorial Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*
Yunnan Qidi Primary School [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*
Yunnan Three Three One Education Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Entity controlled by Mr. Zhang*